Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cannae and THLM [Member]
Management fee under condition one		$ 0.9
Management fee percentage of EBITDA under condition two		0.50%
Management fees description		Amount equal to the greater of (a) $0.9, or (b) 0.5 percent of Adjusted EBITDA.
Number of years for which present value of the management fee to be paid in case of agreement termination	7 years
Management agreement termination fee	$ 11.3
Management fee		$ 12.0	$ 1.9	$ 5.0
Cannae and THLM [Member] | Convertible Preferred Stock [Member] | Transaction Advisory Fee [Member]
Transaction advisory fees				3.0
FNF [Member]
Senior notes owned			24.0	24.0
Interest payments received		1.3	3.2	3.2
FNF [Member] | Payroll-Related Tax Filing Services [Member]
Revenue from related parties		0.4	0.5	0.3
CompuCom Systems, Inc. [Member]
Payment to service provider		1.8	3.1	5.0
Fleet Cor Technologies Or Wholly Owned Affiliates [Member] | Dayforce HCM Services, Reseller/Referral Arrangement [Member]
Revenue from related parties		2.3	2.9
Fleet Cor Technologies Inc [Member]
Rebates on corporate charge card purchases			$ 0.2
The Stronach Group [Member] | Dayforce [Member]
Revenue from related parties		0.3		$ 0.2
American Blue Ribbon Holdings, LLC [Member] | Dayforce [Member]
Revenue from related parties		1.8
Essex Bargain Hunt Superstores [Member] | Dayforce [Member]
Revenue from related parties		0.5
Guaranteed Rate [Member] | Dayforce [Member]
Revenue from related parties		0.5
Phillips Feed Services [Member] | Dayforce [Member]
Revenue from related parties		0.3
System One Holdings LLC [Member] | Dayforce [Member]
Revenue from related parties		$ 0.3